Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: 5.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.60%
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: 508.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: 585.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: 431.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.40%)